Other Operating Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 164	$ 144
Elite Business [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary	$ 161
FindLaw [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary		$ 196